Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined contribution plans	$ 92	$ 92
Gain from plan amendments	$ 13
Average Plan [Member]
Disclosure of defined benefit plans [line items]
Retirement age used to for life expectancy	65 years	65 years
Participant Plan [Member]
Disclosure of defined benefit plans [line items]
Current age of participants to determine life expectancy at retirement	40 years	40 years
Retiring Plan [Member]
Disclosure of defined benefit plans [line items]
Years to retirement difference between current age of participants and retirement age	25 years	25 years
TRGP and TTC Plans [member]
Disclosure of defined benefit plans [line items]
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 48
Increase in life expectancy	1 year
TRGP and TTC Plans [member] | Discount Rate [Member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible change in actuarial assumption	0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 67
TRGP and TTC Plans [member] | Rates of Inflation [Member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible change in actuarial assumption	0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 12
Material defined benefit plans [Member]
Disclosure of defined benefit plans [line items]
Employer contribution to defined benefit plans	35	$ 32
Expected employer contribution to be made in 2020	33
Funded Plans [member]
Disclosure of defined benefit plans [line items]
Expected employer contribution to be made in 2020	6
OPEB [Member]
Disclosure of defined benefit plans [line items]
Expected employer contribution to be made in 2020	$ 27
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Normal Retirement Age	60 years
Top of range [member]
Disclosure of defined benefit plans [line items]
Normal Retirement Age	65 years